Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 27, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015
Scharf Fund | Institutional Class
Risk/Return:
Trading Symbol	LOGIX
Scharf Fund | Retail Class
Risk/Return:
Trading Symbol	LOGRX
Scharf Balanced Opportunity Fund | Investor Class
Risk/Return:
Trading Symbol	LOGOX
Scharf Global Opportunity Fund | Retail Class
Risk/Return:
Trading Symbol	WRLDX